UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     October 24, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $146,555 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC          COM             00751Y106     3662   109110 SH       SOLE                   109110        0        0
AMERICAN EAGLE OUTFITTERS NE    COM             02553E106     2175    82653 SH       SOLE                    82653        0        0
ASHFORD HOSPITALITY TR INC      COM SHS         044103109     4450   442800 SH       SOLE                   442800        0        0
ASSURANT INC                    COM             04621X108     3879    72500 SH       SOLE                    72500        0        0
BEAR STEARNS COS INC            COM             073902108     1732    14100 SH       SOLE                    14100        0        0
BWAY HOLDING COMPANY            COM             12429T104      905    81200 SH       SOLE                    81200        0        0
CREE INC                        COM             225447101      271   109800 SH  PUT  SOLE                   109800        0        0
CROWN HOLDINGS INC              COM             228368106     4474   196578 SH       SOLE                   196578        0        0
CVS CAREMARK CORPORATION        COM             126650100     7149   180393 SH       SOLE                   180393        0        0
CYPRESS SEMICONDUCTOR CORP      COM             232806109     4647   159100 SH       SOLE                   159100        0        0
DOLLAR THRIFTY AUTOMOTIVE GP    COM             256743105    15510   447100 SH       SOLE                   447100        0        0
FREEPORT-MCMORAN COPPER & GO    COM             35671D857     2454    23400 SH       SOLE                    23400        0        0
GATEHOUSE MEDIA INC             COM             367348109      565    67700 SH  PUT  SOLE                    67700        0        0
GREIF INC                       CL A            397624107      897    14783 SH       SOLE                    14783        0        0
HEWITT ASSOCS INC               COM             42822Q100     2248    64136 SH       SOLE                    64136        0        0
I2 TECHNOLOGIES INC             COM NEW         465754208     1521    99719 SH       SOLE                    99719        0        0
MERITAGE HOMES CORP             COM             59001A102     4342   307500 SH       SOLE                   307500        0        0
PENN NATL GAMING INC            COM             707569109    21386   362354 SH       SOLE                   362354        0        0
REPUBLIC AWYS HLDGS INC         COM             760276105    28336  1338475 SH       SOLE                  1338475        0        0
RIVIERA HLDGS CORP              COM             769627100    17709   631340 SH       SOLE                   631340        0        0
SOUTHERN UN CO NEW              COM             844030106     2190    70390 SH       SOLE                    70390        0        0
SUN COMMUNITIES INC             COM             866674104     3283   109155 SH       SOLE                   109155        0        0
VIACOM INC NEW                  CL B            92553P201     8688   222950 SH       SOLE                   222950        0        0
WYNDHAM WORLDWIDE CORP          COM             98310W108     4082   124600 SH       SOLE                   124600        0        0